Updating Summary Prospectus

May 1, 2026

Commonwealth Variable Annuity Plus

Flexible Premium Variable Deferred Annuity Contracts

Genworth Life & Annuity VA Separate Account 1

Issued by:

Genworth Life and Annuity Insurance Company

This Updating Summary Prospectus provides certain updating information about Commonwealth Variable Annuity Plus, a flexible premium variable deferred annuity contract (the “contract” or “contracts”) issued by Genworth Life and Annuity Insurance Company (the “Company,” “we,” “us” or “our). The contract is no longer offered or sold.

The statutory prospectus for the contract contains more information about the contract, including features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.genworth.com/CVAPlus. You can also obtain this information at no cost by calling our Home Office at (800) 352-9910.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

The Securities and Exchange Commission has not approved or disapproved the contract or determined that this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

13739USP 05/01/26

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since you last received the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract:

•	The ClearBridge Variable Dividend Strategy Portfolio - Class I, a series of the Legg Mason Partners Variable Equity Trust, was reorganized into the LVIP ClearBridge Dividend Strategy Fund - Standard Class, a new series of the Lincoln Variable Insurance Products Trust, effective on or about April 24, 2026.

•	The ClearBridge Variable Large Cap Value Portfolio - Class I, a series of the Legg Mason Partners Variable Equity Trust, was reorganized into the LVIP ClearBridge Large Cap Value Fund - Standard Class, a new series of the Lincoln Variable Insurance Products Trust, effective on or about April 24, 2026.

•	For changes in the names of certain Portfolios, please refer to “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio expense information, please refer to “Important Information You Should Consider About the Contract” and “Appendix A – Investment Options Available Under the Contract.”

•	For updated Portfolio performance information, please refer to “Appendix A – Investment Options Available Under the Contract.”

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract within seven years following your last premium payment, you may be assessed a surrender charge of up to 6% of the value of the premium payment withdrawn.

For example, if you purchased the contract and withdrew a $100,000 initial premium payment sooner than one complete year after making the payment, you could be assessed a surrender charge of up to $6,000 on the premium payment withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Tables Charges and Other Deductions — Surrender Charge
Are There Transaction Charges?	Yes. In addition to surrender charges, the investor may also be charged for other transactions. We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge of $10 for each transfer among the Subaccounts after the first transfer in the calendar month.	Fee Tables Charges and Other Deductions — Other Charges
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.	Fee Tables Charges and Other Deductions

Annual Fee	Minimum	Maximum
Base contract[1]	1.40%	1.40%
Portfolio fees and expenses[2]	0.31%	1.62%
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.10%	0.25%

[1]	The base contract expense consists of the mortality and expense risk charge and administrative expense charge, each of which is expressed as an annual percentage charge that is assessed as a percentage of average daily net assets in the Separate Account.

[2]	As a percentage of Portfolio assets. These expenses are as of December 31, 2025, and will vary from year to year.

[3]	The minimum fee is the current fee for the Optional Death Benefit, which is assessed as a percentage of the Contract Value at the time of the deduction. The maximum fee is the current fee if the owner purchases the Optional Guaranteed Minimum Death Benefit. The fee for the Optional Guaranteed Minimum Death Benefit is assessed as a percentage of the prior contract year’s average benefit amount.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,836	$3,575
Assumes:	Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of contract classes and Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional premium payments, transfers, or withdrawals

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of contract classes, optional benefits and Portfolio fees and expenses

•

No sales charges

•

No additional premium payments, transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. • You can lose money by investing in this contract.	Principal Risks of Investing in the Contract The Contract — Valuation of Accumulation Units
Is this a Short-Term Investment?

No.

•

This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•

A surrender charge can apply whenever you make a withdrawal of premium payments less than seven completed years after we received the premium payment.

•

The benefits of tax deferral mean that the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Charges and Other Deductions
What Are the Risks Associated with the Investment Options?

•

An investment in this contract is subject to the risk of poor investment performance, which can vary depending on the performance of the investment options available under the contract (e.g., the Portfolios).

•

Each Portfolio (and the Guarantee Account) has its own unique risks.

•

You should review the prospectuses for the Portfolios and the section of this prospectus concerning the Guarantee Account before making an investment decision.

Principal Risks of Investing in the Contract The Guarantee Account Appendix A — Portfolios Available Under the Contract

Risks	Location in Prospectus
What Are the Risks Related to the Insurance Company?

•

An investment in the contract is subject to the risks related to the Company, including that any obligations (including under the Guarantee Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, can be obtained by calling our Home Office at (800) 352-9910 or writing to us at 11011 West Broad Street, Glen Allen, Virginia 23060.

Principal Risks of Investing in the Contract The Company

Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?

Yes.

•

We reserve the right, subject to applicable law, to make additions, deletions, and substitutions for the Portfolios of the Funds.

•

We reserve the right to limit transfers if frequent or large transfers occur, and to limit transfers from the Subaccounts to the Guarantee Account.

•

The availability of Portfolios may vary depending on the particular financial institution or broker-dealer through which the contract was sold.

The Separate Account — Subaccounts The Guarantee Account Transfers Appendix D — Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

Yes.

•

We reserve the right to modify certain of our optional benefits. For example, we reserve the right to discontinue the Portfolio Balancing program or new Dollar Cost Averaging programs, or to modify such programs at any time and for any reason.

•

All death benefits are terminated upon annuitization.

•

The availability of contract benefits may vary depending on the particular financial institution or broker-dealer through which the contract was sold.

Dollar Cost Averaging Program Portfolio Balancing Program Appendix D — Financial Intermediary Variations

Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?

•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•

If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

•

Your registered representative may receive compensation for selling this contract to you in the form of cash compensation (e.g., commissions), non-cash compensation (e.g., conferences, trips, prizes, and awards), and special marketing allowances.

•

The prospect of receiving such compensation may create an incentive for selling firms and/or their registered representative to sell you this contract versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

Distribution of the Contracts
Should I Exchange My Contract?

•

Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. Similarly, some investment professionals may have a financial incentive to offer you a different contract in place of this one. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Distribution of the Contracts

DEFINITIONS

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which a Subaccount invests.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 11011 West Broad Street, Glen Allen, Virginia 23060.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective.

Separate Account — Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Investment Options

The following is a list of Portfolios currently available under the contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.genworth.com/CVAPlus. You can also request this information at no cost by calling (800) 352-9910.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. You may obtain updated Portfolio performance information by calling (800) 352-9910.

			Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Fixed Income	Invesco V.I. Core Plus Bond Fund — Series I shares Invesco Advisers, Inc.	0.62%*	7.09%	-0.11%	2.99%
US Equity Large Cap Growth	Invesco V.I. Discovery Large Cap Fund — Series I shares Invesco Advisers, Inc.	0.80%*	12.79%	11.69%	14.22%
US Equity Mid Cap	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Moderate Allocation	Invesco V.I. Equity and Income Fund — Series I shares Invesco Advisers, Inc.	0.57%	12.81%	8.94%	8.92%
Global Fixed Income	Invesco V.I. Global Strategic Income Fund — Series I shares Invesco Advisers, Inc.	0.95%*	12.98%	1.65%	3.01%
US Equity Large Cap Growth	Alger Large Cap Growth Portfolio — Class I-2 Shares Fred Alger Management, LLC	0.85%*	30.27%	11.12%	16.73%
US Equity Small Cap Growth	Alger Small Cap Growth Portfolio — Class I-2 Shares Fred Alger Management, LLC	0.97%	5.91%	-4.93%	8.83%
US Fixed Income	Federated Hermes High Income Bond Fund II — Primary Shares Federated Investment Management Company (subadvised by Federated Advisory Services Company)	1.06%*	8.18%	3.45%	5.33%
Moderate Allocation	Federated Hermes Managed Volatility Fund II — Primary Shares Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	7.03%	6.56%	6.85%
Moderate Allocation	VIP Asset Manager 50% Portfolio — Initial Class Fidelity Management & Research Company LLC (FMR) (subadvised by FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR HK), and Fidelity Management & Research (Japan) Limited (FMR Japan))	0.51%*	14.98%	5.67%	7.13%
US Equity Large Cap Growth	VIP Contrafund® Portfolio — Initial Class FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.54%	21.52%	15.37%	15.78%
US Equity Large Cap Value	VIP Equity-Income PortfolioSM — Initial Class FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.46%	19.02%	12.51%	11.60%
US Equity Large Cap Growth	VIP Growth Portfolio — Initial Class FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.55%	14.92%	13.70%	17.45%
US Equity Large Cap Value	VIP Growth & Income Portfolio — Initial Class FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.47%	21.50%	16.11%	13.84%

			Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Growth	VIP Growth Opportunities Portfolio — Initial Class FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.56%	22.02%	11.31%	19.94%
US Equity Mid Cap	VIP Mid Cap Portfolio — Service Class 2 FMR (subadvised by FMR UK, FMR HK, and FMR Japan)	0.55%	11.75%	10.10%	10.59%
Global Equity Large Cap	VIP Overseas Portfolio — Initial Class FMR (subadvised by FMR UK, FMR HK, FMR Japan, FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA UK))	0.72%	20.39%	6.62%	7.93%
Global Equity Large Cap	Templeton Foreign VIP Fund — Class 1 Shares Templeton Investment Counsel, LLC	0.83%*	29.51%	8.52%	6.01%
Global Fixed Income	Templeton Global Bond VIP Fund — Class 1 Shares Franklin Advisers, Inc.	0.50%*	16.09%	-0.69%	0.11%
US Money Market	Goldman Sachs Government Money Market Fund — Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	3.94%	2.98%	1.90%
US Equity Large Cap Value	Goldman Sachs Large Cap Value Fund — Institutional Shares Goldman Sachs Asset Management, L.P.	0.70%*	10.88%	11.26%	9.61%
US Equity Mid Cap	Goldman Sachs Mid Cap Value Fund — Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%*	9.39%	10.05%	10.02%
Moderate Allocation	Janus Henderson Balanced Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.62%	15.11%	8.48%	10.14%
US Equity Mid Cap	Janus Henderson Enterprise Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
US Fixed Income	Janus Henderson Flexible Bond Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.57%*	7.40%	-0.23%	2.32%
US Equity Large Cap Growth	Janus Henderson Forty Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.62%	18.14%	11.65%	16.24%
Global Equity Large Cap	Janus Henderson Global Research Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.82%	20.92%	12.51%	13.93%
Technology Sector Equity	Janus Henderson Global Technology and Innovation Portfolio — Service Shares Janus Henderson Investors US LLC	0.97%*	24.84%	13.44%	21.18%
Global Equity Large Cap	Janus Henderson Overseas Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.72%	28.87%	9.44%	9.24%
US Equity Large Cap Growth	Janus Henderson Research Portfolio — Institutional Shares Janus Henderson Investors US LLC	0.82%	18.39%	14.11%	15.88%
US Equity Large Cap Blend	LVIP ClearBridge Dividend Strategy Fund — Standard Class (formerly, ClearBridge Variable Dividend Strategy Portfolio — Class I) Lincoln Financial Investments Corporation (subadvised by ClearBridge Investments, LLC)	0.75%*	12.62%	11.86%	12.46%
US Equity Large Cap Value	LVIP ClearBridge Large Cap Value Fund — Standard Class (formerly, ClearBridge Variable Large Cap Value Portfolio — Class I) Lincoln Financial Investments Corporation (subadvised by ClearBridge Investments, LLC)	0.72%*	10.20%	10.11%	10.01%

			Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Fixed Income	Total Return Portfolio – Administrative Class Shares Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.51%
US Fixed Income	Income V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	1.61%*	5.91%	-1.56%	1.20%
US Equity Large Cap Growth	Premier Growth Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.90%	20.00%	14.87%	16.73%
Real Estate Sector Equity	Real Estate Securities V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (subadvised by CenterSquare Investment Management LLC)	1.26%	1.96%	6.36%	5.78%
US Equity Large Cap Blend	S&P 500 Index V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.31%	17.52%	14.09%	14.46%
US Equity Small Cap	Small-Cap Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc. (sub-advised by Champlain Investment Partners, LLC, Kennedy Capital Management LLC, Palisade Capital Management, LP, SouthernSun Asset Management, LLC, and Westfield Capital Management Company, L.P.)	1.42%	-0.25%	4.97%	8.77%
Moderate Allocation	Total Return V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.70%	15.86%	7.12%	7.19%
US Equity Large Cap Growth	U.S. Equity V.I.S. Fund — Class 1 Shares SSGA Funds Management, Inc.	0.94%	16.46%	13.55%	14.47%

Effective the close of business December 31, 2010, we will no longer accept allocations of premium payments or Contract Value to the Subaccounts investing in the following Portfolios:

			Average Annual Total Returns (as of 12/31/2025)
Type	Portfolio Company and Adviser/Subadviser	Current Expenses	1-Year	5-Year	10-Year
US Equity Large Cap Value	AB VPS Relative Value Portfolio — Class B Alliance Bernstein, L.P.	0.84%*	10.20%	11.15%	10.30%
US Equity Small Cap	MFS® New Discovery Series — Service Class Shares Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Fixed Options (Guarantee Account)

The following is a list of fixed investment options currently available under the contract. We may change the features of the fixed investment options listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so.

See “The Guarantee Account” section in the prospectus for a description of the fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Fixed One Yr Guarantee Account (4.0%)	One Year	4.0%
Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%
2nd Fixed One Yr Guarantee Account (4.0%)	One Year	4.0%
2nd Fixed One Yr Guarantee Account (3.0%)	One Year	3.0%

This Updating Summary Prospectus incorporates by reference all of the information contained in the statutory prospectus and the Statement of Additional Information, both dated May 1, 2026, as amended and supplemented. You can view copies of the prospectus and Statement of Additional Information online at www.genworth.com/CVAPlus, or you can obtain paper copies of those documents without charge by calling our Home Office at (800) 352-9910.

EDGAR Contract No. C000026718